Inventory (Schedule Of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory [Abstract]
Finished goods	$ 1,440	$ 948
Raw materials	662	401
Inventory, Net	$ 2,102	$ 1,349